Stock Option Plan -Summary of Stock Options Outstanding and Exercisable (Detail)	12 Months Ended
	Jan. 31, 2021 shares $ / shares	Jan. 31, 2020 shares $ / shares	Jan. 31, 2019 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	4,503,122	3,790,104	3,883,019
Weighted-average Exercise Price, Outstanding	$ 38.28	$ 42.32
Weighted-average remaining life (years), Outstanding	7 years 10 months 24 days	0 years
Number of options, Exercisable	1,469,374	1,306,818
Weighted-average Exercise Price , Exercisable	$ 40.18	$ 33.68
$0 to $4 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares		13,704
Weighted-average Exercise Price, Outstanding		$ 1.06
Weighted-average remaining life (years), Outstanding		0 years
Number of options, Exercisable		13,704
Weighted-average Exercise Price , Exercisable		$ 1.06
$16 to $20 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	700	5,950
Weighted-average Exercise Price, Outstanding	$ 16.34	$ 18.30
Weighted-average remaining life (years), Outstanding	5 years	0 years
Number of options, Exercisable	700	2,200
Weighted-average Exercise Price , Exercisable	$ 16.34	$ 16.34
$20 to $24 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	324,450	556,150
Weighted-average Exercise Price, Outstanding	$ 20.37	$ 20.53
Weighted-average remaining life (years), Outstanding	5 years 4 months 24 days	0 years
Number of options, Exercisable	324,450	403,050
Weighted-average Exercise Price , Exercisable	$ 20.37	$ 20.60
$24 to $28 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	1,710,050	308,800
Weighted-average Exercise Price, Outstanding	$ 26.69	$ 27.15
Weighted-average remaining life (years), Outstanding	8 years 10 months 24 days	0 years
Number of options, Exercisable	112,250	290,325
Weighted-average Exercise Price , Exercisable	$ 27.10	$ 27.16
$36 to $40 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	703,975
Weighted-average Exercise Price, Outstanding	$ 39.45	39.45
Weighted-average remaining life (years), Outstanding	6 years 4 months 24 days
Number of options, Exercisable	475,750
Weighted-average Exercise Price , Exercisable	$ 39.45	$ 39.45
$40 to $44 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	59,975	869,375
Weighted-average Exercise Price, Outstanding	$ 40.44	$ 40.51
Weighted-average remaining life (years), Outstanding	7 years 6 months	0 years
Number of options, Exercisable	29,450	383,175
Weighted-average Exercise Price , Exercisable	$ 40.54	$ 40.65
$44 to $48 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	1,030,425	95,575
Weighted-average Exercise Price, Outstanding	$ 46.16	$ 46.16
Weighted-average remaining life (years), Outstanding	8 years 4 months 24 days	0 years
Number of options, Exercisable	219,678	32,225
Weighted-average Exercise Price , Exercisable	$ 46.19	$ 47.67
$60 to $64 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	623,847	1,175,400
Weighted-average Exercise Price, Outstanding	$ 62.69	$ 62.69
Weighted-average remaining life (years), Outstanding	7 years 4 months 24 days	0 years
Number of options, Exercisable	297,221	4,300
Weighted-average Exercise Price , Exercisable	$ 62.69	$ 62.69
$64 to $68 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	40,700	713,750
Weighted-average Exercise Price, Outstanding	$ 64.15	$ 64.15
Weighted-average remaining life (years), Outstanding	8 years 10 months 24 days	0 years
Number of options, Exercisable	9,875	177,839
Weighted-average Exercise Price , Exercisable	$ 64.15
$68 to $72 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	9,000	51,400
Weighted-average Exercise Price, Outstanding	$ 69.50
Weighted-average remaining life (years), Outstanding	9 years 7 months 6 days	0 years